UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-Q
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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-4325

FIRST INVESTORS LIFE SERIES FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2008

DATE OF REPORTING PERIOD: MARCH 31, 2008

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
BLUE CHIP FUND
March 31, 2008

Shares
or
Principal
Amount		Security	Value

		COMMON STOCKS—98.2%
		Consumer Discretionary—9.7%
13,300		Best Buy Company, Inc.	$ 551,418
14,900		Carnival Corporation	603,152
29,700		CBS Corporation - Class "B"	655,776
20,200		Clear Channel Communications, Inc.	590,244
16,971		Comcast Corporation - Class "A"	328,219
27,150	*	Comcast Corporation - Special Class "A"	515,036
20,800		H&R Block, Inc.	431,808
49,900		Home Depot, Inc.	1,395,703
11,400	*	Kohl's Corporation	488,946
40,900		Lowe's Companies, Inc.	938,246
21,700		McDonald's Corporation	1,210,209
53,600		News Corporation - Class "A"	1,005,000
12,000		NIKE, Inc. - Class "B"	816,000
20,600		Staples, Inc.	455,466
20,500		Target Corporation	1,038,940
89,700		Time Warner, Inc.	1,257,594
22,400	*	Viacom, Inc. - Class "B"	887,488
48,300		Walt Disney Company	1,515,654
11,280		Wyndham Worldwide Corporation	233,270

			14,918,169

		Consumer Staples—14.7%
26,100		Altria Group, Inc.	579,420
25,200		Anheuser-Busch Companies, Inc.	1,195,740
28,400		Avon Products, Inc.	1,122,936
46,100		Coca-Cola Company	2,806,107
7,800		Colgate-Palmolive Company	607,698
9,400		Costco Wholesale Corporation	610,718
29,400		CVS Caremark Corporation	1,190,994
12,100		General Mills, Inc.	724,548
10,900		Hershey Company	410,603
19,900		Kimberly-Clark Corporation	1,284,545
39,861		Kraft Foods, Inc. - Class "A"	1,236,090
35,000		PepsiCo, Inc.	2,527,000
26,100	*	Philip Morris International, Inc.	1,320,138
46,335		Procter & Gamble Company	3,246,693
25,800		Walgreen Company	982,722
52,900		Wal-Mart Stores, Inc.	2,786,772

			22,632,724

		Energy—12.6%
7,500		BP PLC (ADR)	454,875
50,000		Chevron Corporation	4,268,000
25,771		ConocoPhillips	1,964,008
73,900		ExxonMobil Corporation	6,250,462
27,400		Halliburton Company	1,077,642
5,500		Hess Corporation	484,990
27,100		Schlumberger, Ltd.	2,357,700
29,150		Spectra Energy Corporation	663,163
10,424	*	Transocean, Inc.	1,409,325
10,800		Valero Energy Corporation	530,388

			19,460,553

		Financials—13.7%
12,200		ACE, Ltd.	671,732
10,100		Allstate Corporation	485,406
32,500		American Express Company	1,420,900
35,800		American International Group, Inc.	1,548,350
6,500		Ameriprise Financial, Inc.	337,025
55,214		Bank of America Corporation	2,093,163
47,305		Bank of New York Mellon Corporation	1,974,038
250	*	Berkshire Hathaway, Inc. - Class "B"	1,118,225
15,900		Capital One Financial Corporation	782,598
12,200		Chubb Corporation	603,656
56,200		Citigroup, Inc.	1,203,804
18,900		Discover Financial Services	309,393
56,032		JPMorgan Chase & Company	2,406,574
3,500		Lehman Brothers Holdings, Inc.	131,740
17,700		Marsh & McLennan Companies, Inc.	430,995
17,400		Merrill Lynch & Company, Inc.	708,876
21,000		Morgan Stanley	959,700
6,400		PNC Financial Services Group, Inc.	419,648
7,500		SunTrust Banks, Inc.	413,550
13,400		Travelers Companies, Inc.	641,190
20,500		U.S. Bancorp	663,380
23,600		Wachovia Corporation	637,200
37,600		Wells Fargo & Company	1,094,160

			21,055,303

		Health Care—12.3%
29,900		Abbott Laboratories	1,648,985
11,800		Aetna, Inc.	496,662
24,900	*	Amgen, Inc.	1,040,322
8,700		Baxter International, Inc.	503,034
46,200		Bristol-Myers Squibb Company	984,060
15,025		Covidien, Ltd.	664,856
6,000	*	Genentech, Inc.	487,080
59,200		Johnson & Johnson	3,840,304
29,300		Medtronic, Inc.	1,417,241
26,300		Merck & Company, Inc.	998,085
23,700		Novartis AG (ADR)	1,214,151
129,640		Pfizer, Inc.	2,713,365
11,300	*	St. Jude Medical, Inc.	488,047
13,200		Teva Pharmaceutical Industries, Ltd. (ADR)	609,708
29,200		UnitedHealth Group, Inc.	1,003,312
21,900		Wyeth	914,544

			19,023,756

		Industrials—11.6%
18,500		3M Company	1,464,275
6,800		Boeing Company	505,716
9,400		Caterpillar, Inc.	735,926
12,000		Dover Corporation	501,360
27,200		Emerson Electric Company	1,399,712
145,500		General Electric Company	5,384,955
14,400		Honeywell International, Inc.	812,448
12,600		Illinois Tool Works, Inc.	607,698
9,200		ITT Corporation	476,652
10,900		Lockheed Martin Corporation	1,082,370
11,200		Northrop Grumman Corporation	871,472
15,025		Tyco International, Ltd.	661,851
15,300		United Parcel Service, Inc. - Class "B"	1,117,206
33,700		United Technologies Corporation	2,319,234

			17,940,875

		Information Technology—17.3%
11,600		Accenture, Ltd. - Class "A"	407,972
14,200		Analog Devices, Inc.	419,184

5,600		*	Apple, Inc.	803,600
23,400			Applied Materials, Inc.	456,534
10,200			Automatic Data Processing, Inc.	432,378
84,800		*	Cisco Systems, Inc.	2,042,832
29,000			Corning, Inc.	697,160
60,800		*	Dell, Inc.	1,211,136
13,500		*	eBay, Inc.	402,840
74,300		*	EMC Corporation	1,065,462
31,400			Hewlett-Packard Company	1,433,724
92,000			Intel Corporation	1,948,560
22,900			International Business Machines Corporation	2,636,706
180,600			Microsoft Corporation	5,125,428
51,900			Motorola, Inc.	482,670
43,400			Nokia Corporation - Class "A" (ADR)	1,381,422
59,700		*	Oracle Corporation	1,167,732
22,200			QUALCOMM, Inc.	910,200
26,500		*	Symantec Corporation	440,430
35,300			Texas Instruments, Inc.	997,931
16,025			Tyco Electronics, Ltd.	549,978
33,800			Western Union Company	718,926
25,800			Xerox Corporation	386,226
21,900		*	Yahoo!, Inc.	633,567

				26,752,598

			Materials—2.9%
19,400			Alcoa, Inc.	699,564
32,100			Dow Chemical Company	1,182,885
18,100			DuPont (E. I.) de Nemours & Company	846,356
23,800			International Paper Company	647,360
6,700			Newmont Mining Corporation	303,510
6,400			PPG Industries, Inc.	387,264
6,400			Weyerhaeuser Company	416,256

				4,483,195

			Telecommunication Services—2.4%
53,200			AT&T, Inc.	2,037,560
9,362			Sprint Nextel Corporation	62,632
42,300			Verizon Communications, Inc.	1,541,835

				3,642,027

			Utilities—1.0%
58,300			Duke Energy Corporation	1,040,655
7,600			FPL Group, Inc.	476,824

				1,517,479

Total Value of Common Stocks (cost $107,537,053)				151,426,679

			SHORT-TERM CORPORATE NOTES—1.5%
$ 1,000	M		General Electric Capital Corp., 2.3%, 4/10/08	999,425
1,300	M		Madison Gas & Electric Co., 2.35%, 4/11/08	1,299,151

Total Value of Short-Term Corporate Notes (cost $2,298,576)				2,298,576

Total Value of Investments (cost $109,835,629)			99.7%	153,725,255
Other Assets, Less Liabilities			.3	454,343

Net Assets			100.0%	$ 154,179,598

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts

At March 31, 2008, the cost of investments for federal income tax purposes was $112,901,141. Accumulated net unrealized appreciation on investments was $40,824,114, consisting of $47,463,316 gross unrealized appreciation and $6,639,202 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
March 31, 2008

Principal				Interest
Amount		Security		Rate*	Value

		CORPORATE NOTES—57.6%
$ 600	M	Anheuser-Busch Cos., Inc., 6/5/08	(a)	2.65	$ 597,123
650	M	Archer-Daniels-Midland Co., 6/20/08	(a)	2.63	646,196
650	M	Chevron Funding Corp., 4/25/08		2.15	649,068
661	M	Coca Cola Co., 4/9/08	(a)	2.75	660,595
		General Electric Capital Corp.:
400	M	4/21/08		4.29	399,036
300	M	5/29/08		2.55	298,766
500	M	Hershey Co., 4/10/08	(a)	2.70	499,662
600	M	Illinois Tool Works, Inc., 4/4/08		2.70	599,865
350	M	International Business Machines Corp., 5/28/08	(a)	2.17	348,797
200	M	Madison Gas & Electric Co., 4/11/08		2.35	199,869
700	M	PepsiCo, Inc., 4/10/08	(b)	2.54	699,555
250	M	Pfizer, Inc., 5/1/08	(a)	4.37	249,072
300	M	Prudential Funding Corp., 5/20/08		2.10	299,142
700	M	Stanley Works, 4/10/08	(a)	2.88	699,494
		Toyota Motor Credit Corp.:
500	M	4/29/08		4.30	498,309
200	M	5/2/08		2.16	199,628
700	M	Wal-Mart Stores, Inc., 5/5/08	(a)	2.00	698,677

Total Value of Corporate Notes (cost $8,242,854)					8,242,854

		U.S. GOVERNMENT AGENCY OBLIGATIONS—23.5%
300	M	Fannie Mae, 5/7/08		2.67	299,196
		Federal Home Loan Bank:
517	M	4/11/08		3.59	516,480
370	M	5/6/08		3.00	371,118
198	M	5/23/08		3.56	196,974
225	M	1/7/09		4.12	225,000
250	M	1/22/09		3.65	250,000
		Freddie Mac:
475	M	4/28/08		3.00	475,165
225	M	10/17/08		2.68	226,114
500	M	1/14/09		3.54	501,524
300	M	2/19/09		2.80	300,023

Total Value of U.S. Government Agency Obligations (cost $3,361,594)					3,361,594

		BANKERS' ACCEPTANCES—10.0%
		Bank of America, NA:
316	M	4/2/08		3.00	316,235
395	M	4/14/08		4.45	394,257
		JPMorgan Chase & Co.:
235	M	4/24/08		3.15	234,524
201	M	4/30/08		2.95	200,520
286	M	5/1/08		2.95	285,294

Total Value of Bankers' Acceptances (cost $1,430,830)					1,430,830

		CERTIFICATES OF DEPOSIT—4.2%
600	M	Citibank NA, 4/16/08 (cost $600,000)		3.85	600,000

		FLOATING RATE NOTES—3.1%
100	M	Advanced Packaging Corp., 10/1/36 (LOC; Fifth Third Bank)		3.65	100,000
100	M	Genesys Medsports, LLC, 1/1/27 (LOC; Fifth Third Bank)		3.65	100,000
250	M	International Business Machines Corp., 9/8/08	(b)	3.09	249,917

Total Value of Floating Rate Notes (cost $449,917)					449,917

Total Value of Investments (cost $14,085,195) **	98.4%	14,085,195
Other Assets, Less Liabilities	1.6	223,492

Net Assets	100.0%	$ 14,308,687

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown
are the rates in effect at March 31, 2008.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Secton 4(2) of the Securities
Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of
1933 and may only be sold to qualified institutional investors. At
March 31, 2008, the Fund held eight Section 4(2) securities with an aggregate value of $4,399,616 representing 30.7% of the Fund's net assets.

(b)	Security exempt from registration under Rule 144A of Securities Act of 1933. Certain restricted securities are exempt from the
registration requirements under Rule 144A of the Securities Act of
1933 and may only be sold to qualified institutional investors. At
March 31, 2008, the Fund held two 144A securities with an aggregate value of $949,472 representing 6.6% of the Fund's net assets.

Summary of Abbreviations:
LOC Letter of Credit

Portfolio of Investments(unaudited)
DISCOVERY FUND
March 31, 2008

Shares
or
Principal
Amount		Security	Value

		COMMON STOCKS—94.1%
		Consumer Discretionary—8.4%
64,100	*	AnnTaylor Stores Corporation	$ 1,549,938
99,700		Interactive Data Corporation	2,838,459
113,800		Penske Automotive Group, Inc.	2,214,548
93,300		PetSmart, Inc.	1,907,052
59,800		Phillips-Van Heusen Corporation	2,267,616
111,100		Tempur-Pedic International, Inc.	1,222,100

			11,999,713

		Consumer Staples—7.9%
55,975		Church & Dwight Company, Inc.	3,036,084
119,500		Flowers Foods, Inc.	2,957,625
69,200		Hormel Foods Corporation	2,882,872
47,500		J.M. Smucker Company	2,403,975

			11,280,556

		Energy—6.4%
102,800	*	Denbury Resources, Inc.	2,934,940
58,700	*	Plains Exploration & Production Company	3,119,318
48,600	*	Whiting Petroleum Corporation	3,141,990

			9,196,248

		Financials—16.5%
8,427	*	Alleghany Corporation	2,877,902
84,500		American Financial Group, Inc.	2,159,820
406,200		Anworth Mortgage Asset Corporation	2,490,006
87,400		Arthur J. Gallagher & Company	2,064,388
69,500		FirstMerit Corporation	1,435,870
72,600		Harleysville Group, Inc.	2,620,134
303,200		MFA Mortgage Investments, Inc.	1,910,160
57,300		Midland Company	3,720,489
190,000		Phoenix Companies, Inc.	2,319,900
61,500		Wilmington Trust Corporation	1,912,650

			23,511,319

		Health Care—12.8%
42,800		Hillenbrand Industries, Inc.	2,045,840
35,100	*	Invitrogen Corporation	2,999,997
82,600	*	K-V Pharmaceutical Company - Class "A"	2,061,696
76,200	*	Lincare Holdings, Inc.	2,141,982
68,600	*	Magellan Health Services, Inc.	2,722,734
51,500		PerkinElmer, Inc.	1,248,875
93,100		STERIS Corporation	2,497,873
58,500		West Pharmaceutical Services, Inc.	2,587,455

			18,306,452

		Industrials—18.8%
49,100		Alexander & Baldwin, Inc.	2,115,228
22,500	*	Alliant Techsystems, Inc.	2,329,425
71,300		Carlisle Companies, Inc.	2,384,272
55,000		CLARCOR, Inc.	1,955,250
68,300		Curtiss-Wright Corporation	2,833,084
96,400		Deluxe Corporation	1,851,844
82,100	*	Kansas City Southern, Inc.	3,293,031
90,300		Pentair, Inc.	2,880,570
74,300		Robbins & Myers, Inc.	2,425,895
136,400	*	TrueBlue, Inc.	1,833,216

109,800			Woodward Governor Company		2,933,857

					26,835,672

			Information Technology—11.6%
65,700		*	Avnet, Inc.		2,150,361
162,000			AVX Corporation		2,075,220
50,200		*	Cabot Microelectronics Corporation		1,613,930
114,200		*	Checkpoint Systems, Inc.		3,066,270
149,800		*	Convergys Corporation		2,255,988
122,100		*	Epicor Software Corporation		1,367,520
80,200		*	Sybase, Inc.		2,109,260
69,975		*	Varian Semiconductor Equipment Associates, Inc.		1,969,796

					16,608,345

			Materials—2.7%
56,800			AptarGroup, Inc.		2,211,224
36,000		*	RTI International Metals, Inc.		1,627,560

					3,838,784

			Telecommunication Services—3.4%
196,900		*	Premiere Global Services, Inc.		2,823,546
52,775			Telephone & Data Systems, Inc. - Special Shares		1,968,507

					4,792,053

			Utilities—5.6%
134,100			CMS Energy Corporation		1,815,714
221,500		*	Dynegy, Inc. - Class "A"		1,747,635
90,200			Energy East Corporation		2,175,624
98,000			Portland General Electric Company		2,209,900

					7,948,873

Total Value of Common Stocks (cost $123,875,423)					134,318,015

			SHORT-TERM CORPORATE NOTES—6.0%
$3,500	M		General Electric Capital Corp., 2.25%, 4/23/08		3,495,186
5,000	M		PepsiCo, Inc., 2.55%, 4/8/08	(a)	4,997,517

Total Value of Short-Term Corporate Notes (cost $8,492,703)					8,492,703

Total Value of Investments (cost $132,368,126)			100.1%		142,810,718
Excess of Liabilities Over Other Assets			(.1)		(53,017)

Net Assets			100.0%		$ 142,757,701

*	Non-income producing

(a)	Security exempt from registration under Secton 4(2) of the Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2008, the
Fund held one Section 4(2) security with a value of $4,997,517 representing 3.5% of the Fund's net assets.

At March 31, 2008, the cost of investments for federal income tax purposes was $132,400,339. Accumulated net unrealized appreciation on investments was $10,410,379, consisting of $20,679,577 gross unrealized appreciation and $10,269,198 gross unrealized depreciation.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
March 31, 2008

Principal
Amount		Security		Value

		MORTGAGE-BACKED CERTIFICATES—80.6%
		Fannie Mae—17.1%
$ 919	M	5%, 1/1/2035 - 7/1/2035		$ 911,539
999	M	5.5%, 10/1/2032 - 7/1/2034		1,011,877
887	M	6%, 2/1/2036 - 7/1/2037		909,904
494	M	9%, 6/1/2015 - 11/1/2026		546,462
296	M	11%, 10/1/2015		356,932

				3,736,714

		Freddie Mac—10.0%
1,817	M	6%, 8/1/2032 - 11/1/2037		1,868,081
301	M	6.5%, 7/1/2032 - 12/1/2032		314,379

				2,182,460

		Government National Mortgage Association I Program—53.5%
2,013	M	5%, 3/15/2033 - 5/15/2034		2,016,885
4,287	M	5.5%, 2/15/2033 - 6/15/2037		4,381,637
2,691	M	6%, 11/15/2032 - 12/15/2037		2,791,590
1,190	M	6.5%, 7/15/2032 - 3/15/2038		1,247,760
1,009	M	7%, 1/15/2030 - 10/15/2032		1,091,560
125	M	10%, 5/15/2019 - 8/15/2019		152,908

				11,682,340

Total Value of Mortgage-Backed Certificates (cost $17,317,430)				17,601,514

		U.S. GOVERNMENT OBLIGATIONS—9.2%
814	M	FDA Queens LP, 6.99%, 2017	(a)	946,750
1,000	M	U.S. Treasury Notes, 4.125%, 2012		1,073,047

Total Value of U.S. Government Obligations (cost $1,931,727)				2,019,797

		U.S. GOVERNMENT AGENCY OBLIGATIONS—4.7%
1,000	M	Federal Home Loan Bank, 5%, 2014 (cost $1,000,000)		1,024,867

		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—5.4%
1,180	M	U.S. Treasury Bills, 1.41%, 4/15/08 (cost $1,179,353)		1,179,353

Total Value of Investments (cost $21,428,510)		99.9%		21,825,531
Other Assets, Less Liabilities		.1		11,164

Net Assets		100.0%		$ 21,836,695

(a)	Security exempt from registration under Rule 144A of Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of
1933 and may only be sold to qualified institutional investors. At March 31, 2008, the Fund held one
144A security with a value of $946,750 representing 4.3% of the Fund's net assets.

At March 31, 2008, the cost of investments for federal income tax purposes was
$21,428,510. Accumulated net unrealized appreciation on investments was $397,021, consisting of
$421,956 gross unrealized appreciation and $24,935 gross unrealized depreciation.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
March 31, 2008

Shares		Security	Value

		COMMON STOCKS—99.9%
		Consumer Discretionary—14.5%
50,500		bebe stores, inc.	$ 542,875
33,900		BorgWarner, Inc.	1,458,717
82,700		Brown Shoe Company, Inc.	1,246,289
45,800	*	Carter's, Inc.	739,670
65,000		CBS Corporation - Class "B"	1,435,200
61,200	*	CEC Entertainment, Inc.	1,767,456
48,600		Cinemark Holdings, Inc.	621,594
59,600		Clear Channel Communications, Inc.	1,741,512
42,000	*	Coach, Inc.	1,266,300
33,700	*	Eddie Bauer Holdings, Inc.	131,093
22,100		Genuine Parts Company	888,862
31,700		H&R Block, Inc.	658,092
78,500		Home Depot, Inc.	2,195,645
18,100		J.C. Penney Company, Inc.	682,551
43,400		Leggett & Platt, Inc.	661,850
65,800	*	Lincoln Educational Services Corporation	789,600
53,700		McDonald's Corporation	2,994,849
140,800	*	Morgans Hotel Group Company	2,086,656
67,500		Movado Group, Inc.	1,315,575
80,900		Newell Rubbermaid, Inc.	1,850,183
15,600		Polo Ralph Lauren Corporation - Class "A"	909,324
79,700		Ruby Tuesday, Inc.	597,750
22,400		Sherwin-Williams Company	1,143,296
65,500		Staples, Inc.	1,448,205
32,800	*	Steiner Leisure, Ltd.	1,082,400
36,950	*	Viacom, Inc. - Class "B"	1,463,959
70,000		Westwood One, Inc.	147,000
78,900		Wyndham Worldwide Corporation	1,631,652

			33,498,155

		Consumer Staples—11.4%
57,500		Altria Group, Inc.	1,276,500
40,000		Avon Products, Inc.	1,581,600
20,700	*	Chattem, Inc.	1,373,238
25,000		Coca-Cola Company	1,521,750
76,300		CVS Caremark Corporation	3,090,913
36,746		Kraft Foods, Inc. - Class "A"	1,139,493
161,900		Nu Skin Enterprises, Inc. - Class "A"	2,917,438
16,500		PepsiCo, Inc.	1,191,300
57,500	*	Philip Morris International, Inc.	2,908,350
25,400		Procter & Gamble Company	1,779,778
58,700		Safeway, Inc.	1,722,845
3,579		Tootsie Roll Industries, Inc.	90,197
80,500		Walgreen Company	3,066,245
49,200		Wal-Mart Stores, Inc.	2,591,856

			26,251,503

		Energy—9.6%
82,200	*	Cal Dive International, Inc.	853,236
17,400		Chesapeake Energy Corporation	803,010
29,000		ConocoPhillips	2,210,090
39,700		ExxonMobil Corporation	3,357,826
54,000		Noble Corporation	2,682,180
44,800		Sasol, Ltd. (ADR)	2,167,872
20,000		Schlumberger, Ltd.	1,740,000
46,400		Suncor Energy, Inc.	4,470,640
9,700	*	Swift Energy Company	436,403
24,700		World Fuel Services Corporation	693,329
45,625		XTO Energy, Inc.	2,822,363

			22,236,949

		Financials—10.8%
17,500		American Express Company	765,100
35,774		American International Group, Inc.	1,547,226
36,500		Astoria Financial Corporation	991,340
49,000		Bank of America Corporation	1,857,590
59,900		Brookline Bancorp, Inc.	687,652
21,900		Capital One Financial Corporation	1,077,918
35,300		Citigroup, Inc.	756,126
67,400		Colonial BancGroup, Inc.	649,062
32,400		Discover Financial Services	530,388
54,400	*	First Mercury Financial Corporation	947,104
16,533	*	Guaranty Financial Group, Inc.	175,580
16,400		Hartford Financial Services Group, Inc.	1,242,628
60,000		JPMorgan Chase & Company	2,577,000
29,757		KeyCorp	653,166
7,600		Lehman Brothers Holdings, Inc.	286,064
12,700		Merrill Lynch & Company, Inc.	517,398
18,400		Morgan Stanley	840,880
89,800		NewAlliance Bancshares, Inc.	1,100,948
43,300		South Financial Group, Inc.	643,438
71,800		Sovereign Bancorp, Inc.	669,176
84,700		Sunstone Hotel Investors, Inc. (REIT)	1,356,047
15,100		SunTrust Banks, Inc.	832,614
65,000		U.S. Bancorp	2,103,400
12,400		Wachovia Corporation	334,800
19,900		Webster Financial Corporation	554,613
40,000		Wells Fargo & Company	1,164,000

			24,861,258

		Health Care—10.5%
47,200		Abbott Laboratories	2,603,080
30,500		Aetna, Inc.	1,283,745
15,300	*	Amgen, Inc.	639,234
7,600		Baxter International, Inc.	439,432
16,425		Covidien, Ltd.	726,806
6,400	*	Genentech, Inc.	519,552
57,700		Johnson & Johnson	3,742,999
16,800	*	Laboratory Corporation of America Holdings	1,237,824
24,300		Medtronic, Inc.	1,175,391
33,500		Merck & Company, Inc.	1,271,325
141,500		Pfizer, Inc.	2,961,595
47,000		Sanofi-Aventis (ADR)	1,764,380
42,400	*	St. Jude Medical, Inc.	1,831,256
10,000	*	Thermo Fisher Scientific, Inc.	568,400
29,500	*	TriZetto Group, Inc.	492,355
20,100		UnitedHealth Group, Inc.	690,636
55,000		Wyeth	2,296,800

			24,244,810

		Industrials—20.0%
50,700		3M Company	4,012,905
67,400	*	AAR Corporation	1,837,998
28,500		Alexander & Baldwin, Inc.	1,227,780
106,500	*	Altra Holdings, Inc.	1,432,425
51,200		Armstrong World Industries, Inc.	1,825,792
49,300		Avery Dennison Corporation	2,428,025
65,100		Barnes Group, Inc.	1,494,045
32,100	*	BE Aerospace, Inc.	1,121,895
27,000		Burlington Northern Santa Fe Corporation	2,489,940
26,200		Dover Corporation	1,094,636
7,000	*	Gardner Denver, Inc.	259,700
90,000		General Electric Company	3,330,900
40,300		Harsco Corporation	2,231,814
34,200		Honeywell International, Inc.	1,929,564
39,000		IDEX Corporation	1,196,910
45,100		Illinois Tool Works, Inc.	2,175,173
19,200		Lockheed Martin Corporation	1,906,560
100,500	*	Mobile Mini, Inc.	1,909,500
30,300		Northrop Grumman Corporation	2,357,643
28,300	*	PGT, Inc.	77,542
18,200		Precision Castparts Corporation	1,857,856
99,300		TAL International Group, Inc.	2,340,501
45,500		Textainer Group Holdings, Ltd.	686,140
32,025		Tyco International, Ltd.	1,410,701
50,600		United Technologies Corporation	3,482,292

			46,118,237

		Information Technology—15.5%
10,000	*	CACI International, Inc. - Class "A"	455,500
133,800	*	Cisco Systems, Inc.	3,223,242
30,000		Corning, Inc.	721,200
48,386	*	Electronics for Imaging, Inc.	721,919
121,100	*	EMC Corporation	1,736,574
85,000	*	Entrust, Inc.	212,500
59,400		Harris Corporation	2,882,682
45,900		Hewlett-Packard Company	2,095,794
60,100		Intel Corporation	1,272,918
37,000		International Business Machines Corporation	4,260,180
32,000	*	Macrovision Corporation	432,000
127,600		Microsoft Corporation	3,621,288
92,700		Motorola, Inc.	862,110
58,020	*	NCI, Inc. - Class "A"	1,091,936
25,000		Nokia Corporation - Class "A" (ADR)	795,750
67,686	*	Parametric Technology Corporation	1,081,622
62,700		QUALCOMM, Inc.	2,570,700
38,800	*	SI International, Inc.	744,572
96,900	*	Symantec Corporation	1,610,478
153,100	*	TIBCO Software, Inc.	1,093,134
16,425		Tyco Electronics, Ltd.	563,706
27,000	*	ValueClick, Inc.	465,750
40,200		Western Union Company	855,054
32,200	*	Wright Express Corporation	989,506
64,300		Xilinx, Inc.	1,527,125

			35,887,240

		Materials—6.0%
9,100		Ashland, Inc.	430,430
63,200		Celanese Corporation - Series "A"	2,467,960
21,200		Dow Chemical Company	781,220
26,500		Freeport-McMoRan Copper & Gold, Inc.	2,549,830

44,900	Lubrizol Corporation		2,492,399
22,800	PPG Industries, Inc.		1,379,628
21,600	Praxair, Inc.		1,819,368
68,500	RPM International, Inc.		1,434,390
49,600	Temple-Inland, Inc.		630,912

			13,986,137

	Telecommunication Services—1.3%
65,100	AT&T, Inc.		2,493,330
11,500	Verizon Communications, Inc.		419,175

			2,912,505

	Utilities—.3%
25,000	Atmos Energy Corporation		637,501

Total Value of Common Stocks (cost $221,064,015)		99.9%	230,634,295
Other Assets, Less Liabilities		.1	140,460

Net Assets		100.0%	$ 230,774,755

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At March 31, 2008, the cost of investments for federal income tax purposes was $221,143,361. Accumulated net unrealized
appreciation on investments was $9,490,934, consisting of
$37,223,715 gross unrealized appreciation and $27,732,781 gross unrealized depreciation.

Portfolio of Investments (unaudited)
HIGH YIELD FUND
March 31, 2008

Principal
Amount,
Shares
or
Warrants		Security			Value

		CORPORATE BONDS—89.3%
		Aerospace/Defense—3.7%
$ 725	M	Alliant Techsystems, Inc., 6.75%, 2016			$ 708,687
750	M	DRS Technologies, Inc., 6.875%, 2013			738,750
460	M	DynCorp International, LLC, 9.5%, 2013			470,350
190	M	GenCorp, Inc., 9.5%, 2013			189,525
625	M	L-3 Communications Corp., 7.625%, 2012			642,969

					2,750,281

		Automotive—5.0%
300	M	Accuride Corp., 8.5%, 2015	(a)		246,000
		Asbury Automotive Group, Inc.:
600	M	8%, 2014			525,000
250	M	7.625%, 2017			198,750
1,025	M	Avis Budget Car Rental, LLC, 7.75%, 2016			840,500
594	M	Cambridge Industries Liquidating Trust, 2008	(b)	(c)	371
750	M	Tenneco Automotive, Inc., 8.625%, 2014	(a)		740,625
925	M	United Auto Group, Inc., 7.75%, 2016			804,750
400	M	United Components, Inc., 9.375%, 2013			368,500

					3,724,496

		Chemicals—4.3%
		Huntsman, LLC:
250	M	11.625%, 2010			265,000
319	M	11.5%, 2012			341,330
750	M	Nell AF S.a.r.l., 8.375%, 2015	(d)		551,250
700	M	Newmarket Corp., 7.125%, 2016			686,000
500	M	Terra Capital, Inc., 7%, 2017			495,625
575	M	Tronox Worldwide, LLC, 9.5%, 2012			494,500
425	M	Westlake Chemical Corp., 6.625%, 2016			374,000

					3,207,705

		Consumer Non-Durables—2.0%
500	M	GFSI, Inc., 10.5%, 2011	(d)	(e)	467,500
		Levi Strauss & Co.:
500	M	9.75%, 2015			500,625
500	M	8.875%, 2016			480,000

					1,448,125

		Energy—11.6%
725	M	Basic Energy Services, Inc., 7.125%, 2016			694,187
400	M	Calfrac Holdings, 7.75%, 2015	(d)		376,000
		Chesapeake Energy Corp.:
200	M	7.5%, 2014	(a)		206,000
500	M	6.375%, 2015			487,500
1,150	M	6.625%, 2016			1,132,750
500	M	Cimarex Energy Co., 7.125%, 2017			498,750
650	M	Compagnie Generale de Geophysique, 7.5%, 2015			663,000
625	M	Complete Production Services, Inc., 8%, 2016			603,125
200	M	Connacher Oil & Gas, Ltd., 10.25%, 2015	(d)		202,500
1,300	M	Delta Petroleum Corp., 7%, 2015			1,163,500
24	M	Grant Prideco, Inc., 6.125%, 2013			24,403
150	M	Hilcorp Energy I, LP, 9%, 2016	(d)		151,875
500	M	Pacific Energy Partners LP, 7.125%, 2014			529,652
		Petroplus Finance, Ltd.:
100	M	6.75%, 2014	(d)		91,750
550	M	7%, 2017	(d)		493,625
400	M	Stallion Oilfield Services, Ltd., 9.75%, 2015	(d)		276,000
400	M	Stewart & Stevenson, LLC, 10%, 2014			386,000
100	M	Swift Energy Co., 7.125%, 2017			92,250
510	M	Tesoro Corp., 6.25%, 2012			483,225

					8,556,092

		Financial Services—2.2%
1,734	M	Targeted Return Index Securities Trust, 7.548%, 2016	(d)		1,655,865

		Financials—.6%
650	M	General Motors Acceptance Corp., 6.75%, 2014			460,567

		Food/Beverage/Tobacco—2.7%
1,250	M	Constellation Brands, Inc., 7.25%, 2016			1,221,875
		Land O'Lakes, Inc.:
200	M	9%, 2010			208,500
42	M	8.75%, 2011			43,155
200	M	Pierre Foods, Inc., 9.875%, 2012			111,000
375	M	Southern States Cooperative, Inc., 10.5%, 2010	(d)		384,375

					1,968,905

		Food/Drug—1.0%
750	M	Ingles Markets, Inc., 8.875%, 2011			761,250

		Forest Products/Containers—3.0%
350	M	Jefferson Smurfit Corp., 8.25%, 2012			317,188
135	M	New Page Corp., 10%, 2012	(d)		137,700
500	M	Packaging Dynamics Finance Corp., 10%, 2016	(d)		375,000
600	M	Sappi Papier Holding AG, 6.75%, 2012	(d)		544,915
500	M	Tekni-Plex, Inc., 8.75%, 2013	(a)		442,500
475	M	Verso Paper Holdings, LLC, 6.989%, 2014	(e)		403,750

					2,221,053

		Gaming/Leisure—6.1%
750	M	Circus & Eldorado/Silver Legacy, 10.125%, 2012			759,375
300	M	Herbst Gaming, Inc., 8.125%, 2012			56,250
500	M	Isle of Capri Casinos, Inc., 7%, 2014	(a)		358,750
780	M	Mandalay Resort Group, 6.375%, 2011			744,900
1,040	M	MGM Mirage, Inc., 6.625%, 2015			910,000
200	M	Pinnacle Entertainment, Inc., 7.5%, 2015	(d)		158,500
1,255	M	Speedway Motorsports, Inc., 6.75%, 2013			1,229,900
500	M	Station Casinos, Inc., 6.875%, 2016			293,750

					4,511,425

		Health Care—7.7%
		Alliance Imaging, Inc.:
350	M	7.25%, 2012			330,750
200	M	7.25%, 2012			189,000
625	M	Community Health Systems, Inc., 8.875%, 2015			630,469
500	M	Cooper Companies, Inc., 7.125%, 2015			477,500
900	M	DaVita, Inc., 7.25%, 2015			882,000
520	M	Fisher Scientific International, Inc., 6.125%, 2015			518,634
600	M	Genesis Health Ventures, Inc., 9.75%, 2008	(b)	(c)	375
		HCA, Inc.:
120	M	6.95%, 2012	(a)		113,400
570	M	6.75%, 2013			507,300
1,000	M	Omnicare, Inc., 6.875%, 2015			875,000
343	M	Res-Care, Inc., 7.75%, 2013			327,565
		Tenet Healthcare Corp.:
550	M	6.375%, 2011			499,125
250	M	9.25%, 2015			235,000
100	M	Universal Hospital Services, Inc., 8.288%, 2015	(e)		89,500

					5,675,618

		Housing—2.5%
320	M	Beazer Homes USA, Inc., 6.875%, 2015	(a)		230,400
900	M	Builders FirstSource, Inc., 7.315%, 2012	(e)		634,500
100	M	NTK Holdings, Inc., 0%—10.75%, 2014	(a)	(f)	49,000
440	M	Ply Gem Industries, Inc., 9%, 2012	(a)		323,400
500	M	Realogy Corp., 12.375%, 2015	(a)		225,000
		William Lyon Homes, Inc.:
500	M	7.625%, 2012			252,500
300	M	10.75%, 2013			157,500

					1,872,300

		Information Technology—4.0%
850	M	Belden CDT, Inc., 7%, 2017			824,500
500	M	Exodus Communications, Inc., 10.75%, 2009	(b)	(c)	313
300	M	First Data Corp., 9.875%, 2015	(a)	(d)	247,125
		Freescale Semiconductor, Inc.:
750	M	9.125%, 2014			551,250
125	M	10.125%, 2016	(a)		85,000
1,000	M	Iron Mountain, Inc., 8.25%, 2011			996,250

		Sanmina - SCI Corp.:
125	M	5.55%, 2014	(d)		(e)	113,125
200	M	8.125%, 2016	(a)			178,000

						2,995,563

		Investment/Finance Companies—1.0%
700	M	LaBranche & Co., Inc., 11%, 2012				714,000

		Manufacturing—1.3%
260	M	Case New Holland, Inc., 7.125%, 2014				256,100
250	M	ESCO Corp., 8.625%, 2013	(d)			243,750
500	M	Terex Corp., 8%, 2017				500,000

						999,850

		Media-Broadcasting—4.2%
1,250	M	Block Communications, Inc., 8.25%, 2015	(d)			1,181,250
600	M	LBI Media, Inc., 8.5%, 2017	(d)			522,750
500	M	Nexstar Finance Holding, LLC, 0% - 11.375%, 2013	(f)			488,125
224	M	Sinclair Broadcasting Group, Inc., 8%, 2012				226,800
		Young Broadcasting, Inc.:
476	M	10%, 2011				301,070
600	M	8.75%, 2014				357,000

						3,076,995

		Media-Cable TV—7.9%
1,255	M	Adelphia Communications Escrow Bond, 2011		(b)		100,400
850	M	Atlantic Broadband Finance, LLC, 9.375%, 2014				752,250
600	M	Cablevision Systems Corp., 8%, 2012				586,500
		Charter Communications Holdings, LLC:
2,000	M	10%, 2009				1,812,500
250	M	11.75%, 2011				151,562
375	M	CSC Holdings, Inc., 8.125%, 2009				379,687
1,060	M	Echostar DBS Corp., 6.375%, 2011				1,020,250
1,000	M	Mediacom LLC/Mediacom Capital Corp., 7.875%, 2011				895,000
200	M	Quebecor Media, Inc., 7.75%, 2016				183,500

						5,881,649

		Media-Diversified—4.5%
800	M	Cenveo, Inc., 7.875%, 2013				652,000
100	M	Deluxe Corp., 7.375%, 2015				93,750
1,125	M	Idearc, Inc., 8%, 2016				734,063
		MediaNews Group, Inc.:
375	M	6.875%, 2013				184,688
400	M	6.375%, 2014				188,000
650	M	R.H. Donnelley Corp., 8.875%, 2017	(d)			409,500
		Six Flags, Inc.:
500	M	8.875%, 2010	(a)			342,500
200	M	9.625%, 2014				114,000
600	M	Universal City Development Partners, Ltd., 11.75%, 2010				618,000

						3,336,501

		Metals/Mining—1.4%
250	M	Metals USA, Inc., 11.125%, 2015				246,250
830	M	Russell Metals, Inc., 6.375%, 2014				771,900

						1,018,150

		Retail-General Merchandise—2.6%
600	M	Claire's Stores, Inc., 9.625%, 2015, PIK	(a)			312,000
325	M	GSC Holdings Corp., 8%, 2012				345,312
900	M	Neiman Marcus Group, Inc., 10.375%, 2015	(a)			904,500
500	M	Yankee Acquisition Corp., 9.75%, 2017	(a)			400,000

						1,961,812

		Services—5.6%
		Allied Waste NA, Inc.:
200	M	7.875%, 2013				206,750
1,000	M	7.375%, 2014	(a)			988,750
750	M	6.875%, 2017				738,750
550	M	Ashtead Capital, Inc., 9%, 2016	(a)		(d)	448,250
		United Rentals, Inc.:
323	M	6.5%, 2012				294,158
650	M	7%, 2014				513,500
1,000	M	Waste Services, Inc., 9.5%, 2014				962,500

						4,152,658

		Transportation—.8%
600	M	Roadway Corp., 8.25%, 2008				588,000

			Utilities—1.5%
15	M		AES Corp., 8.75%, 2013	(d)		15,675
600	M		Dynegy Holdings, Inc., 7.75%, 2019			564,000
24	M		Energy Future Holdings (TXU Corp. ), 5.55%, 2014			18,664
			NRG Energy, Inc.:
23	M		7.375%, 2016			22,598
500	M		7.375%, 2017			487,500

						1,108,437

			Wireless Communications—2.1%
1,000	M		Nextel Communications, Inc., 5.95%, 2014			740,860
800	M		Rogers Wireless, Inc., 6.375%, 2014			794,132

						1,534,992

Total Value of Corporate Bonds (cost $75,302,187)						66,182,289

			COMMON STOCKS—2.6%
			Food/Drug—.2%
4,575			Ingles Markets, Inc.			112,499

			Media-Broadcasting—1.0%
16,000			Clear Channel Communications, Inc.			467,520
32,500			Sinclair Broadcasting Group, Inc.			289,575

						757,095

			Media-Cable TV—1.0%
1,253,066		*	Adelphia Recovery Trust			82,076
25,557		*	Time Warner Cable, Inc. - Class "A"			638,414

						720,490

			Media-Diversified—.4%
2,500		*	MediaNews Group, Inc. - Class "A"	(c)		328,125

			Telecommunications—.0%
920		*	Viatel Holding (Bermuda), Ltd.	(c)		11
5,970		*	World Access, Inc.			4

						15

Total Value of Common Stocks (cost $2,224,407)						1,918,224

			AUCTION RATE SECURITIES—2.0%
$ 500	M		Citizens Property Ins. Corp. FL, 10.74%, 2026	(e)		500,000
500	M		District of Columbia Hosp. Rev. (Childrens Hospital), 7.49%, 2035	(e)		500,000
500	M		Lorain County, OH, Hosp. Rev. (Catholic Healthcare Partners), 8.2%, 2029	(e)		500,000

Total Value of Auction Rate Securities (cost $1,500,000)						1,500,000

			WARRANTS—.0%
			Telecommunication Services
250		*	GT Group Telecom, Inc. (expiring 2/1/10) (cost $22,587)	(c)	(d)	-

			REPURCHASE AGREEMENTS—6.0%
			Barclays Bank PLC, 2.3%, dated 3/31/08, to be repurchased at
$ 2,415	M		$2,415,154 on 4/1/08 (collateralized by Federal Home Loan Bank, 4.33%,
			7/1/09, valued at $2,465,593)	(g)		2,415,000
2,000	M		Deutsche Bank, 2.25%, dated 3/31/08, to be repurchased at $2,000,125
			on 4/1/08 (collateralized by Fannie Mae, Discount Note,
			11/15/22, valued at $2,060,320)	(g)		2,000,000

Total Value of Repurchase Agreements (cost $4,415,000)						4,415,000

			SHORT-TERM CORPORATE NOTES—4.3%
250	M		Australia & New Zealand Banking Corp., 3.01%, 5/19/08	(g)		249,042
1,500	M		General Electric Capital Corp., 2.3%, 4/10/08			1,499,137
250	M		Macquarie Bank, Ltd., 3.04%, 5/23/08	(g)		248,952
900	M		PepsiCo, Inc., 2.15%, 4/23/08	(h)		898,817
250	M		WestPac Banking Corp., 3.02%, 5/12/08	(g)		249,173

Total Value of Short-Term Corporate Notes (cost $3,395,498)						3,145,121

			CERTIFICATES OF DEPOSIT—2.0%
250	M		Banco Bilbao Vizcaya, 3.7%, 5/29/08	(g)		250,077
250	M		Banco Santander SA, 3%, 6/3/08	(g)		249,986
250	M		Bank of America NA, 4.18%, 6/6/08	(g)		250,521
250	M		HSBC Bank USA, 2.99%, 6/4/08	(g)		249,981
250	M		Royal Bank of Canada, 4.63%, 5/2/08	(g)		250,377
250	M		Royal Bank of Scotland Group PLC, 3.04%, 5/28/08	(g)		250,063

Total Value of Certificates of Deposit (cost $1,250,628)						1,501,005

Total Value of Investments (cost $88,110,307)			106.2%			78,661,639
Excess of Liabilities Over Other Assets			(6.2)			(4,578,392)

Net Assets			100.0%			$ 74,083,247

(a)	Loaned security; a portion or all of the security is on loan as of March 31, 2008.

(b)	In default as to principal and/or interest payment

(c)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At March 31,
2008, the Fund held six securities that were fair valued by the
Valuation Committee with an aggregate value of $329,195
representing .4% of the Fund's net assets.

(d)	Security exempt from registration under Rule 144A of Securities Act of 1933. Certain restricted securities are exempt from the
registration requirements under Rule 144A of the Securities Act of
1933 and may only be sold to qualified institutional investors. At
March 31, 2008, the Fund held twenty three 144A securities with an aggregate value of $9,048,280 representing 12.2% of the Fund's net assets.

(e)	Interest rates on auction rate securities are determined and reset periodically by the issuer and are the rates in effect on March 31, 2008.

(f)	Denotes a stepbond (a zero coupon bond that converts to a fixed interest rate at a designated date)

(g)	Issued as collateral for securities on loan

(h)	Security exempt from registration under Secton 4(2) of the Securities
Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of
1933 and may only be sold to qualified institutional investors. At
March 31, 2008, the Fund held one Section 4(2) security with a value of $898,817 representing 1.2% of the Fund's net assets.

*	Non-income producing

At March 31, 2008, the cost of investments for federal income tax purposes was $88,112,463. Accumulated net unrealized depreciation on investments was $9,450,824, consisting of $610,741 gross
unrealized appreciation and $10,061,565 gross unrealized
depreciation.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
March 31, 2008

Shares,
Warrants,
or
Principal
Amount		Security	Value

		COMMON STOCKS—88.5%
		United Kingdom—18.2%
232,203		British American Tobacco PLC	$ 8,727,111
85,762		Diageo PLC	1,731,808
77,867		Imperial Tobacco Group PLC	3,587,385
59,111		Reckitt Benckiser Group PLC	3,278,984
127,600		SABMiller PLC	2,799,825
601,285		Tesco PLC	4,529,296

			24,654,409

		Switzerland—10.9%
20,679		Kuehne & Nagel International AG - Registered	2,077,204
297		Lindt & Spruengli AG	990,951
12,415		Nestle SA - Registered	6,229,153
28,400		Novartis AG - Registered	1,461,564
21,008		Roche Holding AG - Genusscheine	3,969,865

			14,728,737

		Japan—6.0%
371		Japan Tobacco, Inc.	1,859,939
83,600		Millea Holdings, Inc.	3,090,852
65,000		Secom Company, Ltd.	3,160,697

			8,111,488

		Germany—5.8%
35,400		Deutsche Boerse AG	5,759,112
16,600		RWE AG	2,058,001

			7,817,113

		Brazil—4.6%
66,500		Banco Itau Holding Financeira SA (ADR)	1,513,540
40,190		Petroleo Brasileiro SA - Petrobras (ADR)	4,103,801
22,400		Souza Cruz SA	580,337

			6,197,678

		Netherlands—4.4%
30,250	*	Core Laboratories NV	3,608,825
68,200		Unilever NV - CVA	2,298,585

			5,907,410

		Canada—4.3%
63,200		Canadian Natural Resources, Ltd.	4,327,080
15,300		Suncor Energy, Inc.	1,479,226

			5,806,306

		Netherlands Antilles—3.7%
2,600		Schlumberger, Ltd.	229,517
55,100		Schlumberger, Ltd. (ADR)	4,793,700

			5,023,217

		India—3.7%
51,027		HDFC Bank, Ltd. (ADR)	5,012,893

		Belgium—3.5%
52,980		InBev NV	4,679,373

		China—2.9%
39,100		China Mobile, Ltd.	581,764

10,900			China Mobile, Ltd. (ADR)		817,609
1,752,600			CNOOC, Ltd.		2,589,655

					3,989,028

			Mexico—2.8%
58,724			America Movil SAB de CV (ADR) - Series "L"		3,740,132

			France—2.7%
12,990			Air Liquide SA		1,987,742
13,000			L'Oreal SA		1,657,006

					3,644,748

			Hong Kong—2.6%
96,000			Cheung Kong Holdings, Ltd.		1,362,997
70,360			Jardine Matheson Holdings, Ltd.		2,221,969

					3,584,966

			Finland—2.6%
110,300			Nokia Oyj		3,502,531

			Spain—2.4%
110,806			Enagas		3,323,706

			Norway—2.2%
238,400			Orkla ASA		3,025,887

			Australia—1.8%
19,300			BHP Billiton, Ltd.		630,901
56,930			WorleyParsons, Ltd.		1,739,388

					2,370,289

			Denmark—1.2%
23,800			Novo Nordisk A/S - Series "B"		1,633,445

			Singapore—1.2%
220,400			Keppel Corporation, Ltd.		1,583,253

			Italy—1.0%
258,200		*	Maire Tecnimont SpA		1,309,227

Total Value of Common Stocks (cost $103,525,337)					119,645,836

			WARRANTS—10.2%
			India
24,600		*	Asea Brown Boveri India, Ltd. (expiring 10/15/12)	(a)	719,845
16,900			Bharat Heavy Electricals, Ltd. (expiring 7/20/10)	(a)	868,322
4,400		*	Bharat Heavy Electricals, Ltd. (expiring 5/12/08)	(a)	225,544
159,307		*	Bharti Tele-Ventures, Ltd. (expiring 5/31/10)	(a)	3,280,768
7,565			HDFC Bank, Ltd. (expiring 6/28/10)	(a)	251,022
47,300			Housing Development Finance Corp., Ltd. (expiring 5/25/09)	(a)	2,810,377
7,700		*	Housing Development Finance Corp., Ltd. (expiring 11/14/11)	(a)	456,733
24,077		*	India Infoline, Ltd. (expiring 7/13/12)	(a)	462,182
60,072		*	Infrastructure Development Finance Co., Ltd. (expiring 7/28/10)	(a)	226,111
404,000		*	Infrastructure Development Finance Co., Ltd. (expiring 1/24/13)	(a)	1,525,100
281,200		*	ITC, Ltd. (expiring 5/5/10)	(a)	1,445,649
39,800		*	United Spirits, Ltd. (expiring 6/20/11)	(a)	1,495,286

Total Value of Warrants (cost $12,077,498)					13,766,939

			SHORT-TERM CORPORATE NOTES—.7%
			United States
$ 900	M		PepsiCo, Inc., 2.15%, 4/23/08 (cost $898,817) (b)		898,817

Total Value of Investments (cost $116,501,652)			99.4%		134,311,592
Other Assets, Less Liabilities			.6		834,177

Net Assets			100.0%		$ 135,145,769

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts

(a)	Participatory notes issued by brokers registered in the local market.
Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At March 31,
2008, the Fund held twelve securities that were fair valued by the
Valuation Committee with an aggregate value of $13,766,939
representing 10.2% of the Fund's net assets.

(b)	Security exempt from registration under Secton 4(2) of the
Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the
Securities Act of 1933 and may only be sold to qualified
institutional investors. At March 31, 2008, the Fund held one
Section 4(2) security with a value of $898,817
representing .7% of the Fund's net assets.

At March 31, 2008, the cost of investments for federal income tax purposes was $116,608,227. Accumulated net unrealized
appreciation on investments was $17,703,365, consisting of
$22,246,682 gross unrealized appreciation and $4,543,317 gross unrealized depreciation.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
March 31, 2008

Principal
Amount
or
Shares		Security		Value

		CORPORATE BONDS—72.9%
		Aerospace/Defense—2.0%
$ 300	M	Boeing Co., 7.25%, 2025		$ 352,519
		Honeywell International, Inc.:
125	M	6.125%, 2011		135,439
100	M	4.25%, 2013		101,124
100	M	Precision Castparts Corp., 5.6%, 2013		111,189
100	M	TRW, Inc., 7.125%, 2009		103,986

				804,257

		Automotive—.8%
300	M	Daimler Chrysler NA Holdings Corp., 5.75%, 2009		302,881

		Chemicals—2.4%
300	M	Air Products & Chemicals, Inc., 4.125%, 2010		310,646
300	M	Cabot Corp., 5.25%, 2013	(a)	322,952
300	M	Praxair, Inc., 5.375%, 2016		305,189

				938,787

		Consumer Durables—.9%
350	M	Black & Decker Corp., 5.75%, 2016		337,209

		Consumer Non-Durables—2.2%
200	M	Avon Products, Inc., 4.8%, 2013		203,272
200	M	Colgate-Palmolive Co., 5.98%, 2012		215,891
300	M	Newell Rubbermaid, Inc., 6.75%, 2012		314,492
150	M	Procter & Gamble Co., 4.85%, 2015		157,248

				890,903

		Energy—5.3%
300	M	Anadarko Petroleum Corp., 5.95%, 2016		310,758
300	M	Canadian Natural Resources, Ltd., 5.9%, 2018		307,502
200	M	Husky Oil, Ltd., 8.9%, 2028		202,955
150	M	Kinder Morgan Finance Co., 5.35%, 2011		149,625
200	M	Nabors Industries, Inc., 6.15%, 2018	(a)	205,114
300	M	Nexen, Inc., 5.05%, 2013		301,983
300	M	Northern Border Pipeline Co., 7.1%, 2011		320,093
269	M	Pacific Energy Partners LP, 7.125%, 2014		284,953

				2,082,983

		Financial Services—9.0%
200	M	Compass Bank, 6.4%, 2017		195,761
200	M	Endurance Specialty Holdings, Ltd., 7%, 2034		191,920
300	M	Fleet Capital Trust II, 7.92%, 2026		310,389
90	M	GATX Financial Corp., 5.5%, 2012		94,608
300	M	Hibernia Corp., 5.35%, 2014		267,841
360	M	Independence Community Bank Corp., 4.9%, 2010		359,159
300	M	JPMorgan Chase & Co., 5.25%, 2015		298,562
100	M	National City Bank of Pennsylvania, 7.25%, 2011		96,116
384	M	Republic NY Corp., 7.75%, 2009		396,300
400	M	Royal Bank of Scotland Group PLC, 5%, 2014		398,662
400	M	SunTrust Bank, Inc., 7.25%, 2018		409,791
200	M	Wachovia Corp., 5.75%, 2018		196,259
400	M	Washington Mutual Bank, 5.95%, 2013		342,362

				3,557,730

		Financials—12.1%
		American General Finance Corp.:
200	M	6.9%, 2017		195,795
125	M	8.125%, 2009		131,184
100	M	Caterpillar Financial Services Corp., 4.6%, 2014		100,998
		ERAC USA Finance Enterprise Co.:
100	M	7.35%, 2008	(a)	100,710
355	M	8%, 2011	(a)	378,950
		Goldman Sachs Group, Inc.:
300	M	5.95%, 2018		297,620
200	M	6.15%, 2018		200,071
252	M	Ford Motor Credit Co., 9.75%, 2010		224,591
375	M	General Motors Acceptance Corp., 7.75%, 2010		324,490
100	M	HSBC Finance Corp., 5%, 2015		94,263
		International Lease Finance Corp.:
300	M	5.625%, 2013		294,090
1,100	M	6.375%, 2013		1,100,309
		Lehman Brothers Holdings, Inc.:
200	M	5.625%, 2013		194,675
300	M	6.75%, 2017		288,899
900	M	Morgan Stanley, 5.95%, 2017		871,391

				4,798,036

		Food/Beverage/Tobacco—5.3%
100	M	Anheuser-Busch Cos., Inc., 4.375%, 2013		101,634
190	M	Bottling Group, LLC, 5%, 2013		198,637
350	M	Bunge Limited Finance Corp., 5.875%, 2013		365,239
		Cargill, Inc.:
100	M	5.6%, 2012	(a)	102,585
200	M	6%, 2017	(a)	202,097
150	M	Coca-Cola Co., 5.35%, 2017		156,815
150	M	Coca-Cola Enterprises, Inc., 7.125%, 2017		174,064
150	M	ConAgra Foods, Inc., 6.75%, 2011		161,863
100	M	Diageo Capital PLC, 5.2%, 2013		103,565
100	M	Kellogg Co., 4.25%, 2013		99,799
200	M	Pepsi Bottling Group, Inc., 7%, 2029		232,733
175	M	UST, Inc., 7.25%, 2009		182,058

				2,081,089

		Food/Drug—1.3%
300	M	Kroger Co., 6.75%, 2012		321,498
200	M	Safeway, Inc., 6.5%, 2011		212,744

				534,242

		Forest Products/Containers—.6%
275	M	Sappi Papier Holding AG, 6.75%, 2012	(a)	249,753

		Gaming/Leisure—1.1%
300	M	International Speedway Corp., 4.2%, 2009		301,751
125	M	MGM Mirage, Inc., 8.5%, 2010		129,688

				431,439

		Health Care—3.0%
300	M	Abbott Laboratories, 5.875%, 2016		320,308
300	M	Baxter International, Inc., 5.9%, 2016		317,179
200	M	Becton, Dickinson & Co., 7.15%, 2009		213,511
350	M	Fisher Scientific International, Inc., 6.75%, 2014		357,327

				1,208,325

		Housing—.6%
250	M	D.R. Horton, Inc., 8%, 2009		246,875

		Information Technology—2.5%
405	M	International Business Machines Corp., 7%, 2025		447,890
300	M	Oracle Corp., 5.25%, 2016		300,320
250	M	Xerox Corp., 6.875%, 2011		261,638

				1,009,848

		Manufacturing—2.4%
250	M	Briggs & Stratton Corp., 8.875%, 2011		262,500
300	M	Crane Co., 6.55%, 2036		279,713
123	M	Hanson Australia Funding, Ltd., 5.25%, 2013		123,832
100	M	Hanson PLC, 7.875%, 2010		108,455
125	M	Ingersoll-Rand Co., 9%, 2021		169,536

				944,036

		Manufacturing-Diversified—.3%
100	M	Siemens Financieringsmaatschappij NV, 5.75%, 2016	(a)	102,538

		Media-Broadcasting—1.4%
250	M	Comcast Cable Communications, Inc., 7.125%, 2013		265,890
300	M	Cox Communications, Inc., 4.625%, 2013		288,472

				554,362

		Media-Diversified—2.3%
225	M	AOL Time Warner, Inc., 6.875%, 2012		232,481
200	M	McGraw-Hill Cos., Inc., 5.9%, 2017		198,773
200	M	News America, Inc., 5.3%, 2014		200,302
		Viacom, Inc.:
200	M	5.75%, 2011		202,270
75	M	8.875%, 2014		81,982

				915,808

		Metals/Mining—1.2%
200	M	Alcoa, Inc., 6%, 2012		207,820
250	M	Vale Overseas, Ltd., 6.25%, 2017		249,595

				457,415

		Real Estate Investment Trusts—2.6%
270	M	AvalonBay Communities, Inc., 7.5%, 2010		288,494
185	M	Duke Weeks Realty Corp., 7.75%, 2009		191,755
400	M	Mack-Cali Realty LP, 7.75%, 2011		419,473
175	M	Health Care Property Investors, Inc., 6%, 2017		143,108

				1,042,830

		Retail—.5%
200	M	McDonald's Corp., 4.3%, 2013		202,585

		Telecommunications—5.1%
300	M	Deutsche Telekom AG, 8%, 2010		321,073
250	M	GTE Corp., 6.84%, 2018		268,479
300	M	SBC Communications, Inc., 6.25%, 2011		314,317
250	M	Sprint Capital Corp., 6.375%, 2009		246,313
400	M	Verizon Communications, Inc., 5.5%, 2018		390,316
200	M	Verizon New York, Inc., 6.875%, 2012		210,524
250	M	Vodafone AirTouch PLC, 7.75%, 2010		265,058

				2,016,080

		Transportation—1.8%
300	M	Burlington Northern Santa Fe Corp., 4.3%, 2013		294,800
300	M	Canadian National Railway Co., 6.25%, 2034		292,117
100	M	Norfolk Southern Corp., 7.7%, 2017		115,891

				702,808

		Utilities—5.2%
150	M	Carolina Power & Light, Inc., 5.15%, 2015		152,954
250	M	Dominion Resources, Inc., 5%, 2013		255,563
400	M	Entergy Gulf States, Inc., 5.25%, 2015		378,502
250	M	Florida Power & Light Co., 5.85%, 2033		248,422
250	M	Great River Energy Co., 5.829%, 2017	(a)	260,312
75	M	Jersey Central Power & Light Co., 5.625%, 2016		73,898
80	M	NY State Gas & Electric Co., 6.15%, 2017	(a)	81,423
100	M	OGE Energy Corp., 5%, 2014		97,495
305	M	Public Service Electric & Gas Co., 6.75%, 2016		336,733
100	M	South Carolina Electric & Gas Co., 6.7%, 2011		107,719
80	M	Southwestern Electric Power Co., 5.875%, 2018		78,351

				2,071,372

		Waste Management—1.0%
100	M	Allied Waste NA, Inc., 5.75%, 2011		98,250
300	M	Waste Management, Inc., 6.875%, 2009		307,846

				406,096

Total Value of Corporate Bonds (cost $29,197,199)				28,890,287

		PREFERRED STOCKS—9.8%
		Financial Services—6.3%
700,000		Bank of America Corp., 8%, 2049		702,023
40,000		Citigroup, Inc., 8.125%, 2049 - Series "AA"		961,600
24,000		Lehman Brothers Holdings Inc., 7.95%, 2013 - Series "J"		493,920
		Wachovia Corp., 7.98%, 2049
200,000		7.98%, 2049		197,107
5,000		8%, 2049		123,500

				2,478,150

		U.S. Government Agency—3.5%
36,000		Fannie Mae, 8.25%, 2045		865,800
21,000		Freddie Mac, 8.375%, 2047 - Series "Z"		512,400

				1,378,200

Total Value of Preferred Stocks (cost $4,081,500)				3,856,350

		AUCTION RATE SECURITIES—5.2%
$ 500	M	California Health Facs. Finance Auth. Rev., 7%, 2022	(b)	500,000
500	M	District of Columbia Hosp. Rev., 7.38%, 2035	(b)	500,000
575	M	Highlands Cnty., FL Health Facs. Auth. Rev., 6.14%, 2037	(b)	575,000
500	M	Monroe Cnty., GA Dev. Auth. Pollution Ctl. Rev., 7%, 2038	(b)	500,000

Total Value of Auction Rate Securities (cost $2,075,000)				2,075,000

		MORTGAGE-BACKED CERTIFICATES—3.7%
		Fannie Mae—2.9%
906	M	5.5%, 1/1/2037		916,114
237	M	6.5%, 7/1/2037		245,987

				1,162,101

		Freddie Mac—.8%
299	M	6%, 11/1/2037		306,551

Total Value of Mortgage-Backed Certificates (cost $1,439,641)				1,468,652

		PASS THROUGH CERTIFICATES—1.0%
		Transportation
55	M	American Airlines, Inc., 7.377%, 2019		45,091
157	M	Continental Airlines, Inc., 8.388%, 2020		147,940
196	M	FedEx Corp., 7.5%, 2018		212,905

Total Value of Pass Through Certificates (cost $435,250)				405,936

		U.S. GOVERNMENT AGENCY OBLIGATIONS—1.0%
400	M	Fannie Mae, 6%, 2016 (cost $400,000)		405,246

		U.S. GOVERNMENT OBLIGATIONS—.8%
261	M	FDA Queens LP, 6.99%, 2017 (cost $293,517)	(a)	302,960

		MUNICIPAL BONDS—.6%
250	M	Tobacco Settlement Fin. Auth. West Virginia,
		Series "A", 7.467%, 2047 (cost $250,000)		238,653

Total Value of Investments (cost $38,172,107)		95.0%		37,643,084
Other Assets, Less Liabilities		5.0		1,987,263

Net Assets		100.0%		$ 39,630,347

(a)	Security exempt from registration under Rule 144A of
Securities Act of 1933. Certain restricted securities are
exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 2008, the Fund held
eleven 144A securities with an aggregate value of $2,309,394 representing 5.8% of the Fund's net assets.

(b)	Interest rates on auction rate securities are determined and reset periodically by the issuer and are the rates in effect at March 31, 2008.

At March 31, 2008, the cost of investments for federal income tax purposes was $38,172,107. Accumulated net unrealized
depreciation on investments was $529,023, consisting of
$500,651 gross unrealized appreciation and $1,029,674 gross
unrealized depreciation.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
March 31, 2008

Shares		Security	Value

		COMMON STOCKS—92.9%
		Consumer Discretionary—8.8%
11,000	*	Aeropostale, Inc.	$ 298,210
6,200	*	Fossil, Inc.	189,348
8,300		Guess?, Inc.	335,901
4,900		Omnicom Group, Inc.	216,482

			1,039,941

		Consumer Staples—8.6%
5,400		Church & Dwight Company, Inc.	292,896
5,400		Colgate-Palmolive Company	420,714
4,300		PepsiCo, Inc.	310,460

			1,024,070

		Energy—8.1%
2,600		ExxonMobil Corporation	219,908
3,900		Marathon Oil Corporation	177,840
4,600	*	National-Oilwell Varco, Inc.	268,548
4,000		Occidental Petroleum Corporation	292,680

			958,976

		Financials—8.0%
4,700		Bank of New York Mellon Corporation	196,131
7,300	*	NASDAQ Stock Market, Inc.	282,218
3,100		Northern Trust Corporation	206,057
12,000		Unum Group	264,120

			948,526

		Health Care—18.2%
7,585		Applera Corporation - Applied Biosystems Group	249,243
4,000		Becton, Dickinson & Company	343,400
3,800		Cigna Corporation	154,166
5,100	*	Express Scripts, Inc.	328,032
5,900	*	Gilead Sciences, Inc.	304,027
5,700	*	OSI Pharmaceuticals, Inc.	213,123
8,800		Perrigo Company	332,024
5,200	*	Varian Medical Systems, Inc.	243,568

			2,167,583

		Industrials—12.5%
3,600		Danaher Corporation	273,708
3,800	*	Jacobs Engineering Group, Inc.	279,642
9,400		Manitowoc Company, Inc.	383,520
2,900		Northrop Grumman Corporation	225,649
2,060		Republic Services, Inc.	60,234
3,900		United Technologies Corporation	268,398

			1,491,151

		Information Technology—24.0%
5,700		Amphenol Corporation - Class "A"	212,325
8,700	*	BMC Software, Inc.	282,924
4,400		FactSet Research Systems, Inc.	237,028
6,400		Harris Corporation	310,592
7,800		Hewlett-Packard Company	356,148
2,600		International Business Machines Corporation	299,364
10,900		Microsoft Corporation	309,342
18,600	*	Oracle Corporation	363,816
17,300	*	Parametric Technology Corporation	276,455
7,400		Texas Instruments, Inc.	209,198

			2,857,192

		Materials—2.5%
5,000		Sigma-Aldrich Corporation	298,250

		Telecommunication Services—2.2%
6,700		AT&T, Inc.	256,610

Total Value of Common Stocks (cost $10,988,638)		92.9%	11,042,299
Other Assets, Less Liabilities		7.1	842,564

Net Assets		100.0%	$ 11,884,863

*	Non-income producing

At March 31, 2008, the cost of investments for federal income tax purposes was $10,995,223. Accumulated net unrealized
appreciation on investments was $47,076, consisting of $608,063 gross unrealized appreciation and $560,987 gross unrealized
depreciation.

Portfolio of Investments (unaudited)
TARGET MATURITY 2010 FUND
March 31, 2008

Principal			Effective
Amount		Security	Yield	†	Value

		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS--67.3%
		Agency For International Development - Israel:
$ 1,303	M	8/15/2010	1.83%		$ 1,247,855
495	M	9/15/2010	1.84		473,172
		Fannie Mae:
1,260	M	8/7/2010	1.97		1,203,222
100	M	10/8/2010	1.99		95,125
800	M	12/15/2010	1.96		758,754
		Freddie Mac:
1,100	M	9/15/2010	1.98		1,047,995
239	M	1/15/2011	2.16		225,085
500	M	Government Trust Certificate - Israel Trust, 11/15/2010	1.94		475,317
2,031	M	Government Trust Certificate - Turkey Trust, 11/15/2010	1.94		1,930,738
1,600	M	Resolution Funding Corporation, 1/15/2011	1.86		1,519,378
1,250	M	Tennessee Valley Authority, 11/1/2010	2.10		1,184,210

Total Value of U.S. Government Agency Zero Coupon Obligations (cost $9,109,364)					10,160,851

		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS--32.5%
5,130	M	U.S. Treasury Strips, 11/15/2010 (cost $4,315,383)	1.69		4,908,538

Total Value of Investments (cost $13,424,747)		99.8%			15,069,389
Other Assets, Less Liabilities		.2			26,439

Net Assets		100.0%			$ 15,095,828

†	The effective yields shown for the zero coupon obligations are the effective yields at March 31, 2008.

At March 31, 2008, the cost of investments for federal income tax purposes was $13,424,747. Accumulated net unrealized
appreciation on investments was $1,644,642, consisting of entirely of unrealized appreciation.

Portfolio of Investments (unaudited)
TARGET MATURITY 2015 FUND
MARCH 31, 2008

Principal			Effective
Amount		Security	Yield	†	Value

		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS--52.7%
		Agency For International Development - Israel:
$ 698	M	9/15/2015	3.45%		$ 540,805
2,784	M	11/15/2015	3.50		2,136,191
300	M	3/15/2016	3.60		225,839
		Fannie Mae:
243	M	8/12/2015	3.52		187,953
600	M	9/23/2015	3.61		459,023
4,643	M	11/15/2015	3.66		3,521,576
650	M	Federal Judiciary Office Building, 2/15/2015	3.32		518,369
		Freddie Mac:
550	M	3/15/2015	3.48		432,501
1,760	M	9/15/2015	3.61		1,348,273
625	M	1/15/2016	3.70		469,756
210	M	Government Trust Certificate - Turkey Trust, 5/15/2015	3.49		164,135
200	M	International Bank for Reconstruction &
		Development, 2/15/2015	3.63		156,193
		Resolution Funding Corporation:
4,244	M	10/15/2015	3.38		3,295,224
320	M	1/15/2016	3.46		244,941
2,000	M	Tennessee Valley Authority, 11/1/2015	3.72		1,512,556

Total Value of U.S. Government Agency Zero Coupon Obligations (cost $13,238,615)					15,213,335

		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS--46.8%
17,275	M	U.S. Treasury Strips, 11/15/2015 (cost $11,629,351)	3.26		13,501,207

Total Value of Investments (cost $24,867,966)		99.5%			28,714,542
Other Assets, Less Liabilities		.5			135,599

Net Assets		100.0%			$ 28,850,141

†	The effective yields shown for the zero coupon obligations
are the effective yields at March 31, 2008.

At March 31, 2008, the cost of investments for federal
income tax purposes was $24,881,732. Accumulated net
unrealized appreciation on investments was $3,832,810,
consisting of entirely of unrealized appreciation.

Portfolio of Investments (unaudited)
VALUE FUND
March 31, 2008

Shares
or
Principal
Amount	Security	Value

	COMMON STOCKS—94.2%
	Consumer Discretionary—13.9%
27,400	bebe stores, inc.	$ 294,550
5,500	Best Buy Company, Inc.	228,030
13,300	Bob Evans Farms, Inc.	366,947
12,200	Carnival Corporation	493,856
8,700	CBS Corporation - Class "B"	192,096
20,700	Cinemark Holdings, Inc.	264,753
23,500	Clear Channel Communications, Inc.	686,670
28,600	Family Dollar Stores, Inc.	557,700
12,700	Gannett Company, Inc.	368,935
10,900	Genuine Parts Company	438,398
14,000	H&R Block, Inc.	290,640
21,100	Home Depot, Inc.	590,167
8,000	J.C. Penney Company, Inc.	301,680
13,600	Kenneth Cole Productions, Inc. - Class "A"	230,384
28,400	Lee Enterprises, Inc.	284,284
26,700	Leggett & Platt, Inc.	407,175
11,100	Lowe's Companies, Inc.	254,634
3,800	Magna International, Inc. - Class "A"	274,170
20,100	Marine Products Corporation	162,408
15,700	McDonald's Corporation	875,589
22,300	New York Times Company - Class "A"	421,024
11,000	Newell Rubbermaid, Inc.	251,570
25,000	Pearson PLC (ADR)	339,500
24,600	Ruby Tuesday, Inc.	184,500
17,000	Staples, Inc.	375,870
13,500	Tiffany & Company	564,840
37,500	Time Warner, Inc.	525,750
30,800	Walt Disney Company	966,504
8,580	Wyndham Worldwide Corporation	177,435

		11,370,059

	Consumer Staples—14.2%
20,200	Anheuser-Busch Companies, Inc.	958,490
17,600	Avon Products, Inc.	695,904
7,600	B&G Foods, Inc. - Class "A"	83,600
18,400	Coca-Cola Company	1,120,008
13,400	ConAgra Foods, Inc.	320,930
8,295	Del Monte Foods Company	79,051
10,200	Diageo PLC (ADR)	829,464
7,900	Estee Lauder Companies, Inc. - Class "A"	362,215
9,600	Fomento Economico Mexicano SA de CV (ADR)	401,088
7,059	General Mills, Inc.	422,693
12,100	H.J. Heinz Company	568,337
20,100	Hershey Company	757,167
13,100	Kimberly-Clark Corporation	845,605
35,300	Kraft Foods, Inc. - Class "A"	1,094,653
6,700	Ruddick Corporation	246,962
37,000	Sara Lee Corporation	517,260
4,870	Tasty Baking Company	27,759
9,000	UST, Inc.	490,680

16,700	Walgreen Company	636,103
22,100	Wal-Mart Stores, Inc.	1,164,228

		11,622,197

	Energy—8.8%
11,900	Anadarko Petroleum Corporation	750,057
10,800	BP PLC (ADR)	655,020
14,312	Chevron Corporation	1,221,672
12,900	ConocoPhillips	983,109
7,300	Diamond Offshore Drilling, Inc.	849,720
1,900	Hess Corporation	167,542
22,400	Marathon Oil Corporation	1,021,440
11,700	Royal Dutch Shell PLC - Class "A" (ADR)	807,066
12,900	Tidewater, Inc.	710,919

		7,166,545

	Financials—20.5%
4,000	ACE, Ltd.	220,240
6,900	Allstate Corporation	331,614
9,700	Aon Corporation	389,940
10,000	Aspen Insurance Holdings, Ltd.	263,800
8,800	Assured Guaranty, Ltd.	208,912
37,800	Bank Mutual Corporation	405,972
20,055	Bank of America Corporation	760,285
20,273	Bank of New York Mellon Corporation	845,992
15,179	Brookfield Asset Management, Inc. - Class "A"	407,253
6,094	Capital One Financial Corporation	299,947
9,622	Chubb Corporation	476,097
12,422	Cincinnati Financial Corporation	472,533
21,600	Citigroup, Inc.	462,672
10,000	Comerica, Inc.	350,800
9,200	EMC Insurance Group, Inc.	247,388
8,600	Erie Indemnity Company - Class "A"	440,234
19,100	First Potomac Realty Trust (REIT)	293,567
19,800	Hudson City Bancorp, Inc.	350,064
16,100	Invesco, Ltd.	392,196
42,800	Investors Real Estate Trust (REIT)	418,584
21,700	JPMorgan Chase & Company	932,015
12,800	KeyCorp	280,960
10,632	Lincoln National Corporation	552,864
10,700	Merrill Lynch & Company, Inc.	435,918
11,900	Morgan Stanley	543,830
25,700	NewAlliance Bancshares, Inc.	315,082
7,700	One Liberty Properties, Inc. (REIT)	123,893
26,400	People's United Financial, Inc.	456,984
10,300	Plum Creek Timber Company, Inc. (REIT)	419,210
10,900	PNC Financial Services Group, Inc.	714,713
10,700	Protective Life Corporation	433,992
25,328	Regions Financial Corporation	500,228
7,482	State Street Corporation	591,078
9,000	SunTrust Banks, Inc.	496,260
25,600	U-Store-It Trust (REIT)	290,048
14,139	Wachovia Corporation	381,753
12,000	Waddell & Reed Financial, Inc. - Class "A"	385,560
21,300	Wells Fargo & Company	619,830
21,700	Westfield Financial, Inc.	212,009

		16,724,317

	Health Care—5.6%
15,700	Abbott Laboratories	865,855
6,125	Covidien, Ltd.	271,031
12,100	GlaxoSmithKline PLC (ADR)	513,403
20,300	Johnson & Johnson	1,316,861
10,900	Novartis AG (ADR)	558,407
39,300	Pfizer, Inc.	822,549

17,900	Schering-Plough Corporation	257,939

		4,606,045

	Industrials—10.3%
8,100	3M Company	641,115
900	Alexander & Baldwin, Inc.	38,772
11,300	Avery Dennison Corporation	556,525
16,000	Dover Corporation	668,480
8,200	General Dynamics Corporation	683,634
25,300	General Electric Company	936,353
14,400	Honeywell International, Inc.	812,448
4,200	Hubbell, Inc. - Class "B"	183,498
10,200	Illinois Tool Works, Inc.	491,946
7,900	Lawson Products, Inc.	217,645
19,800	Masco Corporation	392,634
7,200	Norfolk Southern Corporation	391,104
14,500	Pitney Bowes, Inc.	507,790
12,600	Textainer Group Holdings, Ltd.	190,008
6,625	Tyco International, Ltd.	291,831
10,600	United Parcel Service, Inc. - Class "B"	774,012
31,400	Werner Enterprises, Inc.	582,784

		8,360,579

	Information Technology—6.8%
16,300	Automatic Data Processing, Inc.	690,957
16,600	AVX Corporation	212,646
7,900	Bel Fuse, Inc. - Class "B"	220,094
4,650	Broadridge Financial Solutions, Inc.	81,840
17,400	Hewlett-Packard Company	794,484
14,300	Intel Corporation	302,874
2,800	International Business Machines Corporation	322,392
35,200	Methode Electronics, Inc. - Class "A"	411,488
26,500	Microsoft Corporation	752,070
14,450	Molex, Inc.	334,662
28,700	Motorola, Inc.	266,910
14,700	Nokia Corporation - Class "A" (ADR)	467,901
8,400	Texas Instruments, Inc.	237,468
7,725	Tyco Electronics, Ltd.	265,122
8,500	Xilinx, Inc.	201,875

		5,562,783

	Materials—6.9%
6,900	Air Products & Chemicals, Inc.	634,800
13,800	Alcoa, Inc.	497,628
8,400	Bemis Company, Inc.	213,612
6,900	Compass Minerals International, Inc.	406,962
23,300	Dow Chemical Company	858,605
18,200	DuPont (E.I.) de Nemours & Company	851,032
15,700	Glatfelter	237,227
10,100	Lubrizol Corporation	560,651
10,400	MeadWestvaco Corporation	283,088
16,270	Myers Industries, Inc.	213,625
33,200	Sappi, Ltd. (ADR)	381,468
15,900	Sonoco Products Company	455,217

		5,593,915

	Telecommunication Services—3.5%
30,010	AT&T, Inc.	1,149,383
13,232	D&E Communications, Inc.	117,765
4,730	Embarq Corporation	189,673
3,600	Nippon Telegraph and Telephone Corporation (ADR)	78,048
29,600	Sprint Nextel Corporation	198,024
5,600	Telephone & Data Systems, Inc.	219,912
6,600	Telephone & Data Systems, Inc. - Special Shares	246,180
18,718	Verizon Communications, Inc.	682,271

		2,881,256

		Utilities—3.7%
4,450		American States Water Company	160,200
1,174		Brookfield Infrastructure Partners LP	19,899
6,700		FPL Group, Inc.	420,358
1,500		Integrys Energy Group, Inc.	69,960
19,300		MDU Resources Group, Inc.	473,815
28,300		NiSource, Inc.	487,892
9,200		ONEOK, Inc.	410,596
12,300		Southwest Gas Corporation	343,908
11,100		United Utilities PLC (ADR)	304,668
11,700		Vectren Corporation	313,911

			3,005,207

Total Value of Common Stocks (cost $64,788,696)			76,892,903

		PREFERRED STOCKS—.8%
		Financials—.3%
10,000		Citigroup Capital XVI, 6.45%, 2066 - Series "W"	203,000

		Telecommunication Services—.3%
10,200		AT&T, Inc., 6.375%, 2056	254,796

		Utilities—.2%
7,400		Entergy Louisiana, LLC, 7.6%, 2032	186,628

Total Value of Preferred Stocks (cost $693,082)			644,424

		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—4.2%
$ 3,400	M	Federal Home Loan Bank, 1.75%, 4/8/08 (cost $3,398,843)	3,398,843

Total Value of Investments (cost $68,880,621)		99.2%	80,936,170
Other Assets, Less Liabilities		.8	672,538

Net Assets		100.0%	$ 81,608,708

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At March 31, 2008, the cost of investments for federal income tax purposes was
$68,887,843. Accumulated net unrealized appreciation on investments was
$12,048,327, consisting of $18,466,858 gross unrealized appreciation and
$6,418,531 gross unrealized depreciation.

Security Valuation — Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Trust's Board of Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring after the close of foreign markets but prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any foreign securities that are held by the Funds. Examples of such events include natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates for foreign securities, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) – In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

     Level 1 – quoted prices in active markets for identical securities

     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of March 31, 2008 is as follows:

			Level 2	Level 3
		Level 1	Other Significant	Significant
Fund	Total	Quoted Prices	Observable Inputs	Unobservable Inputs
Blue Chip..................	$153,725,255	$151,426,679	$2,298,576	$-
Cash Management......	14,085,195	-	14,085,195	-
Discovery..................	142,810,718	134,318,015	8,492,703	-
Government...............	21,825,531	-	21,825,531	-
Growth & Income......	230,634,295	230,634,295	-	-
High Yield...............	78,661,639	1,590,088	76,742,356	329,195
International............	134,311,592	119,645,836	14,665,756	-
Investment Grade......	37,643,084	3,856,350	33,786,734	-
Select Growth...........	11,042,299	11,042,299	-	-
Target Maturity 2010...	15,069,389	-	15,069,389	-
Target Maturity 2015...	28,714,542	-	28,714,542	-
Value......................	80,936,170	77,537,327	3,398,843	-

Security Lending – High Yield Fund may loan securities to other investors through the Securities Lending Management Agreement (“the Agreement”) with Credit Suisse. Under the terms of the Agreement, the Fund is required to maintain collateral with a market value not less than 101% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in market value of securities on loan. Collateral may consist of cash or securities issued or guaranteed by the U.S. government or its agencies. Cash collateral may be invested in permissible instruments authorized by the Agreement. Interest earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by Credit Suisse for its services in connection with this securities lending program. The Fund is subject to all of the investment risks associated with the securities that are being loaned and the investments made with the cash collateral. The Fund is also subject to the risks associated with a delay in recovering the loaned securities or an inability to recover the loaned securities in the event the collateral is not sufficient. The market value of securities on loan at March 31, 2008, was $6,518,456 (including $213,135 of accrued interest), for which the Fund received cash collateral of $6,663,172.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a -2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By	/S/	KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

Date:		May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/	JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:		May 28, 2008